9. COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Stock option transactions

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2010	9,292,800	2.09
Granted	575,000	2.77
Exercised	(427,147)	1.66
Cancelled	(157,153)	1.32
Forfeited	(148,000)	2.31
Balance at December 31, 2011	9,135,500	2.16
Granted	1,882,000	1.22
Expired	(1,177,500)	2.14
Forfeited	(617,000)	2.05
Balance at December 31, 2012	9,223,000	1.98
Granted	7,560,000	0.47
Expired	(2,379,500)	1.80
Forfeited	(3,000)	1.25
Balance at December 31, 2013	14,400,500	1.22

Schedule of stock options outstanding

At December 31, 2013, the following stock options were outstanding:

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

50,000	1.27	-	January 18, 2014	50,000	-
1,289,000	1.32	-	February 12, 2014	1,289,000	-
1,472,500	2.60	-	December 29, 2014	1,472,500	-
300,000	2.34	-	September 22, 2015	300,000	-
1,372,500	2.86	-	November 22, 2015	1,372,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,681,500	1.25	-	January 6, 2017	1,681,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,985,000	0.56	-	March 15, 2018	4,985,000	-
50,000	0.32	-	April 9, 2018	50,000	-
150,000	0.34	-	June 27, 2018	150,000	-
2,375,000	0.30	23,750	December 19, 2018	2,375,000	23,750
14,400,500		$ 23,750		14,400,500	$ 23,750

Stock-based compensation
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Cumulative to December 31, 2013
Exploration	$294,676	$267,452	$146,343	$4,369,529
General and administration	1,127,621	940,426	844,818	19,806,528
	$1,422,297	$1,207,878	$991,161	$24,176,057

Schedule of fair value assumptions

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	December 31, 2013	December 31, 2012	December 31, 2011

Risk-free interest rate	1.30%	1.13%	2.06%
Expected life of options (years)	4.3	4.9	4.2
Annualized volatility	75%	73%	74%
Dividend rate	0.00%	0.00%	0.00%